STOCKHOLDERS EQUITY	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
STOCKHOLDERS EQUITY
STOCKHOLDERS' EQUITY

NOTE 11 – STOCKHOLDERS’ EQUITY

On March 21, 2022, the Company filed with the Nevada Secretary of State a Certificate of Designation of Preferences, Rights and Limitations of Series E Convertible Preferred Stock, pursuant to NRS 78.1955 of the Nevada Revised Statutes (the “CoD”).

Pursuant to the CoD, the Company authorized 500,000 shares of Series E Preferred Stock, $.01 par value, with a Stated Value of $100 per share.

As of March 18, 2022, pursuant to the Nevada Revised Statutes (the “NRS”), we received a written consent in lieu of a meeting of Stockholders from 20 principal stockholders, representing approximately 57% of the total possible votes outstanding (the “Majority Stockholders”), authorizing the following:

The sale of $50 million of shares of Series E Convertible Preferred Stock, par value $0.01 per share (the Series E Preferred Stock”), with accompanying, 100% warrant coverage (the “Warrants”), with certain purchasers’ signatory thereto (the “Purchasers”). The Series E Preferred Stock and Warrants include certain reset and anti-dilution provisions that could reduce the conversion prices and exercise prices thereof down to $0.25 (the “Floor Price”) which is a significant discount to the current market price. For purposes of complying with Rule 5635(d) of the Nasdaq Stock Market rules, the shareholders approved the issuance of more than 19.99% of the current total issued and outstanding shares of Common Stock upon conversion of the Series E Preferred Stock and exercise of the Warrants, including, but not limited to, reducing the Floor Price.

In addition, the Majority Stockholders approved the amendment to Article Three of the Articles of Incorporation to reflect an increase in the number of authorized shares of all classes of stock which the Company shall have the authority to issue from 315,000,000 shares to 825,000,000 shares, such shares being designated as follows: (i) 800,000,000 shares of Common Stock, and (ii) 25,000,000 shares of preferred stock, par value $.01 per share.

REVERSE STOCK SPLIT

In June 2020, our Board of Directors and stockholders holding a majority of the outstanding shares of our voting securities approved a resolution authorizing our Board of Directors to effect a reverse stock split of our common stock at a certain exchange ratios from 1:10 to 1:15 with our Board of Directors retaining the discretion as to whether to implement the reverse stock split and which exchange ratio to implement. In September 2020, the Company amended its articles of incorporation and enacted a reverse stock split of one share for each fifteen shares and the accompanying financials reflect the reverse stock split retroactively.

 The reverse stock split resulted in a decrease in authorized shares of all classes of stock from 615,000,000 to 315,000,000 shares consisting of 300,000,000 shares of common stock at a par value of $0.001 and 15,000,000 shares of preferred stock at a par value of $0.01 per share. Prior to the reverse stock split, the Company had 600,000,000 shares of common stock at a par value of $0.001, 15,000,000 shares of preferred stock at a par value of $0.20 per share.

COMMON STOCK

As of March 31, 2022 and June 30, 2021, the Company had 64,159,616 and 39,496,588 shares of common stock issued and outstanding, respectively.

In the three months ending September 30, 2020, the holder of a convertible promissory note for $1,000,000 informed the Company that they had elected to convert the balance due to common shares at the agreed upon conversion price of $3.00 per share and 387,222 shares were issued representing the outstanding principal and accrued interest.

In the three months ending September 30, 2020, the holder of a convertible promissory note for $200,000 informed the Company that they had elected to convert the balance due to common shares at the agreed upon conversion price of $3.75 per share and 56,000 shares were issued representing the outstanding principal and loan fee.

In the three months ending September 30, 2020, the holder of a convertible promissory note for $200,000 informed the Company that they had elected to convert the balance due to common shares at the agreed upon conversion price of $3.75 per share and 56,000 shares were issued representing the outstanding principal and loan fee.

In the three months ending September 30, 2020, the holder of a related party convertible promissory note of $1,300,000 elected to convert the debt into shares of the Company’s common stock at a rate of $0.75 per share for 1,733,334 shares.

In the three months ending December 31, 2021, the Company issued 66,666 shares of common stock to a former employee as per their employment agreement. The common stock was distributed in two separate issuances at an average closing price of $1.56 per share and $104,000 in stock-based compensation was recorded.

In the three months ending December 31, 2021, the Company issued 20,000 shares of common stock to a contractor providing marketing services as per their vendor agreement. The common stock was issued at a price of $2.01 per share and $40,000 in expenses relating to professional fees was recorded.

In the three months ending March 31, 2022, the Company issued 12,500,000 shares of common stock relating to its acquisition of Converge Direct, LLC. The common stock was issued at a price of $2.00 per share totaling $25,000,000 representing the equity portion of the acquisition price. The fair value of these shares was calculated at $14,875,000 based on the closing price of $1.19 per share on March 21, 2022.

In the three months ending March 31, 2022, the Company awarded a total of 8,600,000 restricted stock units (RSU’s) as incentive compensation to executive officers, directors and employees. As of March 31, 2022, only 8,000,000 of those restricted stock units were vested and only 5,800,000 of those vested were distributed.  For presentation purposes, the Company is reporting the 2,200,000 restricted stock units as issued as they are vested and simply not distributed by the transfer agent.

PREFERRED STOCK

The Company has authorized 15,000,000 shares as preferred stock, par value $0.01 series A, B, C, D, and E of which 5,000,000 shares have been designated as Series A preferred stock; 3,000,000 shares have been designated as Series B convertible preferred stock; 1,200,000 shares have been designated as Series C convertible preferred stock; 2,500,000 shares have been designated as Series D convertible preferred stock; and 500,000 shares have been designated as Series E convertible preferred stock.

As of March 31, 2022, 720,000 shares of Series A Preferred Stock were issued and outstanding; 0 shares of Series B Preferred Stock were issued and outstanding; 0 shares of Series C Preferred Stock were issued and outstanding; 0 shares of Series D Preferred Stock were issued and outstanding; and 500,000 shares of Series E Preferred Stock were issued and outstanding.

As of June 30, 2021, 720,000 shares of Series A Preferred Stock were issued and outstanding; 0 shares of Series B Preferred Stock were issued and outstanding; 0 shares of Series C Preferred Stock were issued and outstanding; and 0 shares of Series D Preferred Stock were issued and outstanding.  On May 10, 2021, the Company converted all Preferred Stock Series B, C, and D into Common Stock following its uplisting to the Nasdaq Capital Market.  At the time of the conversion the Company had 2,495,000 shares of Series B Convertible Preferred Stock that were convertible into 594,048 shares of common stock at a price of $4.20 per share; 911,149 shares of Series C Convertible Preferred Stock convertible into 12,287,386 shares of Common Stock at $0.75 per share; and 1,979,000 shares of Series D Convertible Preferred Stock convertible into 5,277,334 shares of Common Stock at $3.75 per share for a total of 18,158,768 shares of Common Stock.

In the three months ending March 31, 2022, the Company entered into a Securities Purchase Agreement with certain institutional investors to issue and sell in a private offering an aggregate of $50,000,000 of securities, consisting of shares of Series E convertible preferred stock of the Company, par value $.01 per share and warrants to purchase (100% coverage) shares of common.  Under the terms of the Purchase Agreement, the Company agreed to sell 500,000 shares of its Series E Preferred Stock and Warrants to purchase up to 33,333,333 shares of the Company’s common stock. Each share of the Series E Preferred Stock has a stated value of $100 per share and is convertible into shares of common stock at a conversion price of $1.50 per share subject to adjustment. The Preferred Stock is perpetual and has no maturity date. The Preferred Stock will not be subject to any mandatory redemption or other similar provisions. All future shares of Preferred Stock shall rank junior to the Series E Preferred Stock, except if at least a majority of the Series E Preferred Stock expressly consent, to the creation of the Parity Stock of Senior Preferred Stock.

The Conversion Price of the Series E Preferred Stock and the Exercise Price of the Warrants is subject to adjustment for: (a) stock dividends and stock distributions; (b) subsequent rights offerings; (c) pro rata distributions; and (d) Fundamental Transactions (as defined).

The Conversion Price shall be downwardly adjusted (the “Registration Reset Price”) to the greater of (i) eighty (80%) percent of the average of the ten (10) lowest daily VWAPs during the forty (40) trading day period beginning on and including the Trading Day immediately follow the Effective Date of the initial Registration Statement in July 2022, and (ii) the Floor Price of $0.25 per share.

The Company issued accompanying Common Stock Purchase Warrants (the “Warrants”) exercisable for five (5) years at $2.00 per share, to purchase an aggregate of 33,333,333 shares of Common Stock. The exercise price is subject to the same Registration Reset Price, as described above.  The Floor Price is $0.25 per share.

Using the Black-Scholes model, the Company recorded a market value of $28,407,000 on both March 21, 2022 and March 31, 2022.  The fair market value of these warrants on March 31, 2022 was recorded as a warrant liability and a no gain on derivative liabilities was recorded in the three months ending March 31, 2022.

A roll-forward of the warrant liability follows:

Balance upon issuance
Loan warrants	$2,433,000
Preferred stock warrants	28,407,000
30,840,000

Change in fair value	(201,000)

Balance on March 31, 2022	$30,639,000

If at any time there is no effective registration statement, the Warrants are exercisable on a cashless basis.

The Company has reserved up to 200,000,000 shares of Common Stock issuable upon full conversion of a Series E Preferred Stock at a Floor Price of $0.25 per share.

STOCK PAYABLE

 In the fiscal year ended June 30, 2021, the Company recorded a stock payable of $1,210,000 relating to the acquisition of Redeeem, LLC. As per the asset purchase agreement dated May 21, 2021, 452,929 shares of common stock valued at $2.6715 per share were due to be issued to Redeeem’s employees and these shares were issued in the three months ending September 30, 2021.

DEFERRED COMPENSATION

On May 21, 2021, the Company entered into an agreement to acquire the assets and specific liabilities of fintech platform Redeeem, LLC for $2.6 million consisting of $1.2 million in cash, $166,000 in specific liabilities, and $1.2 million of the Company’s common stock. In addition, the Company agreed to provide equity to its employees to be vested over three years valued at $9,680,000 representing 3,623,433 shares of the Company’s common stock at conversion price of $2.6715 per share. Given the equity is contingent on the employees being employed and are vested over three years, the Company is treating this as deferred compensation and the expenses are recorded as the equity is vested. The vested portion of the deferred compensation was charged to additional paid-in capital and the expenses are recorded as stock-based compensation

In August 2021, all 3,623,433 shares of the Company’s common stock was issued to Redeeem’s employees and held in an escrow account subject to the vesting schedule in the aforementioned escrow agreement. Based on the vesting schedule summarized below, 2,583,801 shares of the Company’s common stock was issued as of March 31, 2022 but not vested.

The following table summarizes the deferred compensation recorded:

	Amount	Unvested Shares
Deferred compensation balance recorded at acquisition date	$9,680,000	3,623,433
Vested portion of deferred compensation in fiscal year 2021	(362,000)	(135,425)
Unamortized deferred compensation at June 30, 2021	9,318,000	3,488,008
Vested portion of deferred compensation in nine months ending March 31, 2022	(2,415,000)	(904,207)
Unamortized deferred compensation at March 31, 2022	$6,903,000	2,583,801

In the three and nine months ended March 31, 2022, the Company recorded $805,000 and $2,415,000 in stock-based compensation associated with the vested portion of the deferred compensation.

WARRANTS

As of March 31, 2022 and 2021, respectively, the Company has outstanding warrant shares of 59,470,897 with an intrinsic value of $12,498,000 and 8,550,852 warrant shares with an intrinsic value of $12,039,000

The Company uses the Black-Scholes Model to determine the fair value of warrants granted. Option-pricing models require the input of highly subjective assumptions, particularly for the expected stock price volatility and the expected term of options. Changes in the subjective input assumptions can materially affect the fair value estimate. The expected stock price volatility assumptions are based on the historical volatility of the Company’s common stock over periods that are similar to the expected terms of grants and other relevant factors. The Company derives the expected term based on an average of the contract term and the vesting period taking into consideration the vesting schedules and future employee behavior with regard to option exercise. The risk-free interest rate is based on U.S. Treasury yields for a maturity approximating the expected term calculated at the date of grant. The Company has never paid any cash dividends on its common stock and the Company has no intention to pay a dividend at this time; therefore, the Company assumes that no dividends will be paid over the expected terms of warrants awards.

The Company determines the assumptions used in the valuation of warrants awards as of the date of grant. Differences in the expected stock price volatility, expected term or risk-free interest rate may necessitate distinct valuation assumptions at those grant dates. As such, the Company may use different assumptions for warrants granted throughout the year.

 The Company has utilized the following assumptions in its Black-Scholes warrant valuation model to calculate the estimated grant date fair value of the warrants during the nine months ended March 31, 2022 and 2021:

	2022	2021
Volatility - range	63.6% - 64.0%	63.5% - 66.5
Risk-free rate	0.87% - 2.42%	0.2% - 0.5%
Contractual term	4.0 – 5.0 years	4.0 - 5.0 years
Exercise price	$0.84 - $1.24	$0.75 - $3.75

A summary of the warrants granted, exercised, forfeited and expired for the nine months ended March 31, 2022 are presented in the table below:

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Warrant Shares	Weighted- Average Remaining Contractual Term (in years)
Outstanding July 1, 2021	8,296,408	1.05	1.90	12,158,467	2.2
Granted	51,366,341	1.13	0.78	2,289,988	4.0
Exercised	-	-	-	-	-
Expired/Forfeited	(191,852)	0.75	0.70	(1,950,000)	-
Outstanding March 31, 2022	59,470,897	1.12	0.75	12,498,455	3.7
Vested and exercisable March 31, 2022	58,505,968	1.11	0.88	10,976,530	3.6
Non-vested March 31, 2022	964,929	1.47	2.29	1,521,925	2.3

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable warrants under the Company’s warrant plans as of March 31, 2022.

	Outstanding Warrant Shares		Exercisable Warrant Shares
Exercise price range	Number of Warrant Shares	Weighted average remaining contractual life	Number of Warrant Shares	Weighted average remaining contractual life
$0.01	2,179,439	4.0 years	2,179,439	4.0 years
$0.75	7,109,555	2.1 years	6,535,182	2.0 years
$0.84	25,000	-	-	-
$1.05	49,011,902	4.0 years	49,011,902	4.0 years
$1.24	150,000	-	-	-
$1.50	400,000	2.2 years	400,000	2.2 years
$1.95	26,667	3.8 years	8,889	3.8 years
$3.00	66,667	2.9 years	66,667	2.9 years
$3.75	501,667	2.9 years	303,889	3.3 years

	59,470,897	3.7 years	58,505,968	3.6 years

A summary of the warrants granted, exercised, forfeited and expired for the nine months ending March 31, 2021 are presented in the table below:

	Number of Warrant Shares	Weighted- Average Exercise Price	Weighted- Average Grant- Date Fair Value	Aggregate Intrinsic Value of Outstanding Warrant Shares	Weighted- Average Remaining Contractual Term (in years)
Outstanding July 1, 2020	7,858,741	$1.52	$1.92	$9,234,295	3.0
Granted	1,256,667	0.93	3.04	3,845,945	4.7
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Expired	(564,556)	3.16	3.13	(733,295)	-
Outstanding March 31, 2021	8,550,852	1.12	1.88	12,039,000	2.5
Vested and exercisable March 31, 2021	7,598,630	1.10	1.73	9,644,333	2.4
Non-vested March 31, 2021	952,222	$1.24	$3.02	$2,394,667	3.4

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable warrants under the Company’s warrant plans as of March 31, 2021.

	Outstanding Warrant Shares		Exercisable Warrant Shares
Exercise price range	Number of Warrant Shares	Weighted average remaining contractual life	Number of Warrant Shares	Weighted average remaining contractual life
$0.75	7,440,667	2.5 years	6,658,445	2.3 years
$1.50	400,000	3.2 years	400,000	3.2 years
$1.50	26,667	0.0 years	-	0.0 years
$3.00	66,667	3.9 years	66,667	3.9 years
$3.75	435,000	3.2 years	291,667	3.7 years
$6.00	163,333	0.2 years	163,333	0.2 years
$27.00	18,518	0.4 years	18,518	0.4 years

	8,550,852	2.5 years	7,598,630	2.4 years

2017 EQUITY INCENTIVE PLAN

On June 13, 2017, the Board adopted and approved an amendment to the Troika Media Group, Inc. 2015 Employee, Director and Consultant Equity Incentive Plan (the “Equity Plan”), to change the name from M2 nGage Group, Inc. to Troika Media Group, Inc., in order to attract, motivate, retain, and reward high-quality executives and other employees, officers, directors, consultants, and other persons who provide services to the Company by enabling such persons to acquire an equity interest in the Company. Under the Plan, the Board (or the compensation committee of the Board, if one is established) may award stock options, either stock grant of shares of the Company’s common stock, incentive stock option under IRS section 422 (“ISO’s”) or a non-qualified stock option (“Non-ISO’s”) (collectively “Options”). The Plan allocates 3,333,334 shares of the Company’s common stock (“Plan Shares”) for issuance of equity awards under the Plan.  As of March 31, 2022, the Company has granted, under the Plan, awards in the form of NQSO’s for all 3,333,334 shares.

2021 EQUITY INCENTIVE PLAN

On October 28, 2021, the Board adopted, and a majority of outstanding shares subsequently approved, the 2021 Employee, Director & Consultant Equity Incentive Plan (the “2021 Plan”). The prior Equity Plan did not have any remaining authorized shares. The 2021 Plan is intended to attract and retain employees, directors and consultants, to involve them to work for the benefit of the Company or its affiliated entities, and to provide additional incentive for them to promote the Company’s success. The 2021 Plan provides for the award of stock options, either incentive stock options (ISOs) or non-qualified stock options (NQSOs), restricted shares and restricted stock units (RSUs). The 2021 Plan authorized 12,000,000 shares of Common Stock for the issuance of awards under the 2021 Plan. As of the date of this report, an aggregate of 4,400,000 RSUs had been awarded to executive officers and directors and 4,200,000 RSUs had been awarded to employees.

ISO’s Awards

During the three months ended March 31, 2022, the Company did not issue additional options. In the three months ended March 31, 2022, the Company recorded compensation of $256,000 relating to the vested portion of options that were issued in previous periods. The total compensation of the unvested options to be recognized in future periods is $748,000 and the weighted average remaining is 2.6 years.

During the three months ended March 31, 2021, the Company did not issue additional options. In the three months ended March 31, 2021, the Company recorded compensation of $271,000 relating to the vested portion of options that were issued in previous periods. The total compensation of the unvested options to be recognized in future periods is $360,000 and the weighted average remaining is 1.5 years.

The Company uses the Black-Scholes Model to determine the fair value of Options granted. Option-pricing models require the input of highly subjective assumptions, particularly for the expected stock price volatility and the expected term of options. Changes in the subjective input assumptions can materially affect the fair value estimate. The expected stock price volatility assumptions are based on the historical volatility of the Company’s common stock over periods that are similar to the expected terms of grants and other relevant factors. The Company derives the expected term based on an average of the contract term and the vesting period taking into consideration the vesting schedules and future employee behavior with regard to option exercise. The risk-free interest rate is based on U.S. Treasury yields for a maturity approximating the expected term calculated at the date of grant. The Company has never paid any cash dividends on its common stock and the Company has no intention to pay a dividend at this time; therefore, the Company assumes that no dividends will be paid over the expected terms of option awards.

The Company determines the assumptions used in the valuation of Option awards as of the date of grant. Differences in the expected stock price volatility, expected term or risk-free interest rate may necessitate distinct valuation assumptions at those grant dates. As such, the Company may use different assumptions for options granted throughout the year.

The Company has utilized the following assumptions in its Black-Scholes options valuation model to calculate the estimated grant date fair value of the options during the nine months ended March 31, 2022 and 2021:

	2022	2021
Volatility - range	64.20%–65.22%	64.8%
Risk-free rate	0.7% – 1.2%	0.3%
Contractual term	3.0 years	3.0 years
Exercise price	$1.49 - $3.75	$3.75

A summary of the options granted, exercised, forfeited and expired for the nine months ended March 31, 2022 are presented in the table below:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Option Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2021	3,088,333	$1.13	$1.06	1,829,999	0.4
Granted	720,169	2.51	1.18	273,207	3.0
Exercised	-	-	-	-	-
Expired/Forfeited	-	-	-	-	-
Outstanding March 31, 2022	3,808,502	1.39	1.13	2,103,206	0.7
Vested and exercisable March 31, 2022	3,056,125	1.02	1.14	2,054,017	0.2
Non vested March 31, 2022	752,377	$2.91	$1.29	$49,189	2.6

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable options under the Company’s warrant plans as of March 31, 2022.

	Outstanding Option Shares		Exercisable Option Shares
Exercise price range	Number of Option Shares	Weighted average remaining contractual life	Number of Option Shares	Weighted average remaining contractual life
$0.75	2,546,667	0.1 years	2,618,889	0.1 years
$1.49	10,000	2.7 years	-	0.0 years
$1.50	200,000	0.0 years	200,000	0.0 years
$2.08	258,334	2.1 years	2,917	1.8 years
$2.61	383,500	3.3 years	31,958	3.3 years
$2.84	1,667	0.9 years	139	3.3 years
$3.75	408,334	1.2 years	202,222	0.9 years
	3,808,502	0.7 years	3,056,125	0.2 years

A summary of the options granted, exercised, forfeited and expired for the nine months ending March 31, 2021 are presented in the table below:

	Number of Option Shares	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Option Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2020	3,377,222	$1.10	$1.06	$2,030,000	0.7
Granted	76,667	3.75	-	-	2.8
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Expired	(143,333)	-	-	(200,000)	-
Outstanding March 31, 2021	3,310,556	1.10	1.01	1,830,000	0.5
Vested and exercisable March 31, 2021	2,883,458	0.89	0.93	1,469,818	0.3
Non-vested March 31, 2021	427,098	$2.59	$1.90	$360,182	1.5

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable options under the Company’s warrant plans as of March 31, 2021.

	Outstanding Option Shares		Exercisable Option Shares
Exercise price range	Number of Option Shares	Weighted average remaining contractual life	Number of Option Shares	Weighted average remaining contractual life
$0.75	2,768,889	0.3 years	2,628,458	0.2 years
$1.50	200,000	0.5 years	166,667	0.5 years
$3.75	341,667	2.0 years	88,333	1.9 years
	3,310,556	0.5 years	2,883,458	0.3 years

NOTE 12 – STOCKHOLDERS’ EQUITY

REVERSE STOCK SPLIT

In June 2020, our Board of Directors and stockholders holding a majority of the outstanding shares of our voting securities  approved a resolution authorizing our Board of Directors to effect a reverse stock split of our common stock at a certain exchange ratios from 1:10 to 1:15 with our Board of Directors retaining the discretion as to whether to implement the reverse stock split and which exchange ratio to implement.  In September 2020, the Company amended its articles of incorporation and enacted a reverse stock split of one share for each fifteen shares and the accompanying financials reflect the reverse stock split retroactively.

The reverse stock split resulted in a decrease in authorized shares of all classes of stock from 615,000,000 to 315,000,000 shares consisting of 300,000,000 shares of common stock at a par value of $0.001 and 15,000,000 shares of preferred stock at a par value of $0.01 per share. Prior to the reverse stock split, the Company had 600,000,000 shares of common stock at a par value of $0.001, 15,000,000 shares of preferred stock at a par value of $0.20 per share.

INITIAL PUBLIC OFFERING AND NASDAQ LISTING

On April 22, 2021, the Company completed an underwritten public offering of 5,783,133 shares of common stock and warrants at a public offering price of $4.15 per share and accompanying warrant for aggregate gross proceeds of $24,000,000. After deducting underwriting commissions and other offering expenses, the Company received approximately $20,702,000 in net proceeds. The Company has listed its common stock and warrants on the Nasdaq Capital Market under the symbols “TRKA” and “TRKAW”, respectively, and trading began on April 20, 2021.

COMMON STOCK

As of June 30, 2021 and 2020, the Company has 39,496,588 and 15,464,623 shares of common stock issued and outstanding.

In the fiscal year ending June 30, 2021, the Company completed the aforementioned underwritten public offering of 5,783,133 shares of common stock and warrants at a public offering price of $4.15 per share and accompanying warrant.

In the fiscal year ending June 30, 2020, the Company issued 660,000 in common stock in relation to $443,000 in previously recorded stock payables relating to converted note payables.

In the fiscal year ending June 30, 2020, the Company cancelled 416,667 in common stock in relation to a previous agreement with Cenfin, LLC. The stocks were issued in accordance with a settlement agreement and upon completion of the settlement, the shares were returned to the Company.

In January 2021, the Company reported the return of the two million six hundred sixty thousand six hundred and sixty-seven (2,666,667) shares of the Company’s stock granted to the Stephensons regarding the aforementioned legal dispute.  Upon their termination for Cause, the restricted shares held in escrow were forfeited back to the Company.  Please see Note 11 – Legal Contingencies for additional detail.

STOCK PAYABLE

In the fiscal year ended June 30, 2021, the Company recorded a stock payable of $1,210,000 relating to the acquisition of Redeeem, LLC. As per the asset purchase agreement dated May 21, 2021, 452,929 shares of common stock were due to be issued to Redeeem’s employees and were valued at $2.6715 per share.

PREFERRED STOCK

The Company has designated 15,000,000 shares as preferred stock, par value $0.01 series A, B, C and D, of which 5,000,000 shares have been designated as Series A preferred stock; 3,000,000 shares have been designated as Series B convertible preferred stock; 1,200,000 shares have been designated as Series C convertible preferred stock; and 2,500,000 shares have been designated as Series D convertible preferred stock.

As of June 30, 2021, 720,000 shares of Series A Preferred Stock were issued and outstanding; 0 shares of Series B Preferred Stock were issued and outstanding; 0 shares of Series C Preferred Stock were issued and outstanding; and 0 shares of Series D Preferred Stock were issued and outstanding.  On May 10, 2021, the Company converted all Preferred Stock Series B, C, and D into Common Stock following its uplisting to the Nasdaq Capital Market.  At the time of the conversion the Company had 2,495,000 shares of Series B Convertible Preferred Stock that were convertible into 594,048 shares of common stock at a price of $4.20 per share; 911,149 shares of Series C Convertible Preferred Stock convertible into 12,287,386 shares of Common Stock at $0.074 per share; and 1,979,000 shares of Series D Convertible Preferred Stock convertible into 5,277,334 shares of Common Stock at $0.375 per share for a total of 18,158,768 shares of Common Stock.

As of June 30, 2020, 720,000 shares of Series A Preferred Stock were issued and outstanding; 2,495,000 shares of Series B Preferred Stock were issued and outstanding; 911,149 shares of Series C Preferred Stock were issued and outstanding; and 1,979,000 shares of Series D Preferred Stock were issued and outstanding.

CONVERSION OF NOTE PAYABLE RELATED PARTY

In July 2020, the holder of a related party convertible promissory note of $1,300,000 elected to convert the debt into shares of the Company’s common stock at a rate of $0.75 per share for 1,733,334 shares.

CONVERSION OF CONVERTIBLE NOTE PAYABLES

In the fiscal year ended June 30, 2021, the Company issued a total of 746,069 shares of the Company’s common stock as a result of holders of convertible note payables electing to convert.   A total of $1,750,000 convertible note payables were converted at an average conversion price of $2.15 per share.

DEFERRED COMPENSATION

On May 21, 2021, the Company entered into an agreement to acquire the assets and specific liabilities of fintech platform Redeeem, LLC for $2.6 million consisting of $1.2 million in cash, $166,000 in specific liabilities, and $1.2 million of the Company’s common stock (Note 2 – Acquisitions).  In addition, the Company agreed to provide equity to its employees to be vested over three years valued at $9,680,000 representing 3,623,433 shares of the Company’s common stock at conversion price of $2.6715 per share. Given the equity is contingent on the employees being employed and are vested over three years, the Company is treating this as deferred compensation and the expenses are recorded as the equity is vested.  The vested portion of the deferred compensation was charged to additional paid-in capital and the expenses are recorded as stock-based compensation.

The following table summarizes the deferred compensation recorded in the fiscal year ending June 30, 2021:

Deferred compensation balance recorded at acquisition date	$9,680,000
Vested portion of deferred compensation recorded in fiscal year 2021	(362,000)
Unamortized deferred compensation balance at June 30, 2021	$9,318,000

The following table summarizes the anticipated vesting schedule of the unamortized deferred compensation balance as of June 30, 2021:

Fiscal Year	Amount
2022	$3,221,000
2023	3,221,000
2024	2,876,000
$9,318,000

EXERCISE OF WARRANTS BY FORMER DIRECTOR

In May 13, 2021, former director Jeffrey Schwartz exercised 166,667 in warrants at a closing price of $2.81 and an exercise price of $0.75 resulting in the cashless issuance of 122,183 shares of common stock.

EXERCISE OF OPTIONS BY FORMER OFFICER

In May 14, 2021, former officer Robert Schwartz exercised 222,222 in warrants at a closing price of $2.92 and an exercise price of $0.75 resulting in the cashless issuance of 165,145 shares of common stock.

WARRANTS

During the fiscal year ended June 30, 2021, the Company issued warrants to certain directors and consultants to purchase 832,223 shares of the Company’s common stock between $0.75 and $3.75 per share which vested during various terms and were valued at $2,491,000.  The Company recorded compensation of $2,062,000 for the vested portion during the fiscal year ended June 30, 2021.

During the fiscal year ended June 30, 2021, the Company issued warrants to current investors to purchase 480,000 shares of the Company’s common stock between $0.75 and $1.95 per share as additional consideration, which were valued at $1,835,000.  The Company recorded warrants expense of $413,000 during the year ended June 30, 2021 related to these issuances.

During the fiscal year ended June 30, 2020, the Company issued warrants to the subscribers to the Convertible Promissory Notes to purchase 333,333 shares of the Company’s common stock for $0.75 per share as additional consideration for an extension, which were valued at $209,000.  The Company recorded warrants expense of $209,000 during the year ended June 30, 2020 related to these issuances.

During the fiscal year ended June 30, 2020, the Company issued warrants to current investors to purchase 231,667 shares of the Company’s common stock for $3.75 per share as additional consideration, which were valued at $539,000. The Company recorded warrants expense of $353,000 during the year ended June 30, 2020 related to these issuances.

During the fiscal year ended June 30, 2020, the Company issued warrants to current note holders to purchase 26,666 shares of the Company’s common stock for $3.75 per share as interest expenses, which were valued at $47,000. The Company recorded interest expense of $47,000 during the year ended June 30, 2020 related to these issuances.

The Company uses the Black-Scholes Model to determine the fair value of warrants granted. Option-pricing models require the input of highly subjective assumptions, particularly for the expected stock price volatility and the expected term of options. Changes in the subjective input assumptions can materially affect the fair value estimate. The expected stock price volatility assumptions are based on the historical volatility of the Company’s common stock over periods that are similar to the expected terms of grants and other relevant factors. The Company derives the expected term based on an average of the contract term and the vesting period taking into consideration the vesting schedules and future employee behavior with regard to option exercise. The risk-free interest rate is based on U.S. Treasury yields for a maturity approximating the expected term calculated at the date of grant. The Company has never paid any cash dividends on its common stock and the Company has no intention to pay a dividend at this time; therefore, the Company assumes that no dividends will be paid over the expected terms of warrants awards.

The Company determines the assumptions used in the valuation of warrants awards as of the date of grant. Differences in the expected stock price volatility, expected term or risk-free interest rate may necessitate distinct valuation assumptions at those grant dates. As such, the Company may use different assumptions for warrants granted throughout the year.

The Company has utilized the following assumptions in its Black-Scholes warrant valuation model to calculate the estimated grant date fair value of the warrants during the years ended June 30, 2021 and 2020:

	2021	2020
Volatility - range	63.5% - 65.8%	56.4% - 74.1%
Risk-free rate	0.2% - 0.9%	0.3% - 1.8%
Contractual term	4.0 - 5.0 years	4.0 - 5.0 years
Exercise price	$0.75 - $3.75	$0.75 - $3.75

A summary of the warrants granted, exercised, forfeited and expired are presented in the table below:

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Warrant Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2019	6,275,593	$1.66	$1.73	$5,509,850	3.8
Granted	1,613,148	1.44	2.87	3,724,445	4.0
Exercised	-	0.00	-	-	-
Forfeited	-	-	-	-	-
Expired	(30,000)	27.00	13.20	598,750	-
Outstanding June 30, 2020	7,858,741	$1.52	$1.92	$9,234,295	3.0
Granted	1,439,556	1.00	3.00	3,938,467	0.8
Exercised	(166,667)	0.75	-	-	-
Forfeited	-	-	-	-	-
Expired	(835,222)	5.48	4.17	(1,014,295)	-
Outstanding June 30, 2021	8,296,408	$1.05	$1.90	$12,158,467	2.2
Vested and exercisable June 30, 2021	7,248,702	1.00	1.78	9,897,951	2.3
Non-vested June 30, 2021	1,047,706	$1.36	$2.75	$2,260,515	1.3

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable warrants under the Company’s warrant plans as of June 30, 2021.

	Outstanding Warrant Shares		Exercisable Warrant Shares
Exercise price range	Number of Warrant Shares	Weighted average remaining contractual life	Number of Warrant Shares	Weighted average remaining contractual life
$0.75	4,106,667	2.2 years	4,082,667	2.2 years
$2.84	20,000	4.8 years	4,444	4.8 years
$3.75	4,051,223	2.1 years	3,043,073	2.4 years
$5.10	33,333	0.1 years	33,333	0.1 years
$27.00	85,185	0.1 years	85,185	0.1 years
	8,296,408	2.2 years	7,248,702	2.3 years

During the years ended June 30, 2021 and 2020, the Company has recorded approximately $3,176,000 and $3,593,000 as compensation expense related to vested warrants issued, net of forfeitures. As of June 30, 2021, the Company had $1,048,000 in unvested warrants to be expensed in subsequent periods.

2017 EQUITY INCENTIVE PLAN

On June 13, 2017, the Board adopted and approved an amendment to the Troika Media Group, Inc. 2015 Employee, Director and Consultant Equity Incentive Plan (the “Equity Plan”), to change the name from M2 nGage Group, Inc. to Troika Media Group, Inc., in order to attract, motivate, retain, and reward high-quality executives and other employees, officers, directors, consultants, and other persons who provide services to the Company by enabling such persons to acquire an equity interest in the Company. Under the Plan, the Board (or the compensation committee of the Board, if one is established) may award stock options, either stock grant of shares of the Company’s common stock, incentive stock option under IRS section 422 (“ISO’s”) or a non-qualified stock option (“Non-ISO’s”) (collectively “Options”). The Plan allocates 3,333,334 shares of the Company’s common stock (“Plan Shares”) for issuance of equity awards under the Plan. As of June 30, 2020, the Company has granted, under the Plan, awards in the form of NQSO’s.

ISO’s Awards

                In the fiscal year ending June 30, 2021, the Company did not issue any options to purchase the Company’s common stock.

In the fiscal year ending June 30, 2020, the Company issued to employees and directors of the Company options to purchase, in the aggregate, 568,333 shares of the Company’s common stock between $0.75 and $3.75 per share which were valued at $1,300,000. The Company recorded options expense of $135,000 during the fiscal year ending June 30, 2020 related to these issuances. During the fiscal year ending June 30, 2020, there was a reversal of $71,000 in options expense relating to issuances granted in prior years which were forfeited.

The Company uses the Black-Scholes Model to determine the fair value of Options granted. Option-pricing models require the input of highly subjective assumptions, particularly for the expected stock price volatility and the expected term of options. Changes in the subjective input assumptions can materially affect the fair value estimate. The expected stock price volatility assumptions are based on the historical volatility of the Company’s common stock over periods that are similar to the expected terms of grants and other relevant factors. The Company derives the expected term based on an average of the contract term and the vesting period taking into consideration the vesting schedules and future employee behavior with regard to option exercise. The risk-free interest rate is based on U.S. Treasury yields for a maturity approximating the expected term calculated at the date of grant. The Company has never paid any cash dividends on its common stock and the Company has no intention to pay a dividend at this time; therefore, the Company assumes that no dividends will be paid over the expected terms of option awards.

The Company determines the assumptions used in the valuation of Option awards as of the date of grant. Differences in the expected stock price volatility, expected term or risk-free interest rate may necessitate distinct valuation assumptions at those grant dates. As such, the Company may use different assumptions for options granted throughout the year.

                The Company has utilized the following assumptions in its Black-Scholes option valuation model to calculate the estimated grant date fair value of the options during the year ended June 30, 2020:

2020
Volatility - range	56.4% - 69.0%
Risk-free rate	0.9 - 1.7%
Contractual term	3.0 years
Exercise price	$0.75 - $3.75

A summary of the Options granted to employees under the Plan as of June 30, 2021 are presented in the table below:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Option Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2019	3,512,500	$0.90	$0.75	$1,908,750	1.1
Granted	568,333	2.48	1.98	720,000	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Cancelled	(703,611)	0.97	1.16	-	-
Outstanding June 30, 2020	3,377,222	1.10	1.06	2,030,000	0.7
Granted	-	-	-	-	-
Exercised	(222,222)	0.75	-	-	-
Forfeited	-	-	-	-	-
Cancelled	(66,667)	0.75	3.12	(200,001)	-
Outstanding June 30, 2021	3,088,333	1.13	1.06	1,829,999	0.4
Vested and exercisable June 30, 2021	2,766,467	0.90	1.02	1,611,068	0.3
Non vested June 30, 2021	321,866	$3.07	$1.97	$218,931	1.5

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable options under the Company’s option plans as of June 30, 2021.

	Outstanding Options Shares		Exercisable Option Shares
Exercise price range	Number of Option Shares	Weighted average remaining contractual life	Number of Option Shares	Weighted average remaining contractual life
$0.75	2,546,667	0.2 years	2,473,689	0.2 years
$1.50	200,000	0.3 years	200,000	0.3 years
$3.75	341,666	1.7 years	92,778	1.6 years
	3,088,333	0.4 years	2,766,467	0.3 years

During the years ended June 30, 2021 and 2020, the Company has recorded approximately $881,000 and $671,000 as compensation expense related to vested options issued, net of forfeitures. As of June 30, 2021 and 2020, total unrecognized share-based compensation related to unvested options was approximately $633,000 and $1,753,000.